Personnel Figures - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	710	767
Average number of employees	705
Managers and Main Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	19	20
Average number of employees	19	19
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	606	660
Average number of employees	600	703
Workers and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	85	87
Average number of employees	86	74
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	687	741
Chile [Member] | Managers and Main Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	19	20
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	600	653
Chile [Member] | Workers and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	68	68
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	23	26
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	6	7
Argentina [Member] | Workers and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	17	19